Average Annual Total Returns - FidelityGrowthStrategiesFund-RetailPRO - FidelityGrowthStrategiesFund-RetailPRO - Fidelity Growth Strategies Fund	Jan. 29, 2024
Fidelity Growth Strategies Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.93%
Past 5 years	13.79%
Past 10 years	10.02%
Fidelity Growth Strategies Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.90%
Past 5 years	12.50%
Past 10 years	9.34%
Fidelity Growth Strategies Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.39%
Past 5 years	11.08%
Past 10 years	8.26%
RS012
Average Annual Return:
Past 1 year	25.87%
Past 5 years	13.81%
Past 10 years	10.57%